Derivative Financial Instruments, Foreign currency rates and Warrants (Details) (USD $) In Millions, except Share data, unless otherwise specified			8 Months Ended	12 Months Ended				12 Months Ended		4 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member] Foreign currency rates [Member] Not designated as hedging instrument [Member]	Dec. 31, 2011 Successor [Member] Foreign currency rates [Member] Not designated as hedging instrument [Member]	Dec. 31, 2012 Successor [Member] Warrants [Member] Not designated as hedging instrument [Member]	Dec. 31, 2011 Successor [Member] Warrants [Member] Not designated as hedging instrument [Member]	Apr. 30, 2010 Predecessor [Member]	Apr. 30, 2010 Predecessor [Member] Interest rates [Member] Designated as hedging instrument [Member]
Derivative [Line Items]
Notional amounts value	$ 229	$ 110				$ 964					$ 2,350
Derivative, maturity date						January 2013 through March 2013
The amount of net receivable or (payables) as a result of the change in fair value based on quoted market exchange rates at period end.						8	(12)
Foreign currency gain (loss)			18	(21)	(17)					(258)
Derivative liability											201
Date discharged pursuant to the provisions of the Plan of Reorganization											Apr. 30, 2010
The amount of gains (losses) transferred from accumulated other comprehensive income into earnings											$153 million of unamortized loss was released from AOCI and recognized in Interest expense in the Consolidated Statements of Income
Number of ordinary shares that there are warrants to purchase (in shares)								20,580	1,000,223
Exercise price per ordinary share issued and outstanding (in dollars per share)								$ 13.06	$ 13.77
Date exercise price of warrants was adjusted								November 19, 2012
Dividend payment date								Dec. 11, 2012
Fair value of warrants granted								$ 1	$ 19